TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

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Transamerica Core Bond (the “fund”)

Effective immediately, the information in the Prospectus and Summary Prospectus under the section entitled “Management” for the fund is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: J.P. Morgan Investment Management Inc.

Portfolio Managers:
Richard Figuly	Lead-Portfolio Manager	since 2016
Steven Lear, CFA	Portfolio Manager	since 2021
Justin Rucker, CFA	Portfolio Manager	since 2019

Effective immediately, the following replaces the information in the Prospectus relating to the fund under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Core Bond

Name	Employer	Positions Over Past Five Years
Richard Figuly	J.P. Morgan Investment Management Inc.	Lead-Portfolio Manager of the fund since 2019; Portfolio Manager of the fund since 2016; Employee of J.P. Morgan Investment Management Inc. since 1993; Managing Director; Member of the Global Fixed Income, Currency & Commodities Group (“GFICC”) and Head of the Core Bond team within GFICC
Steven Lear, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2021; Employee of J.P. Morgan Investment Management Inc. since 2008; Managing Director; U.S. Chief Investment Officer within GFICC
Justin Rucker, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2019; Employee of J.P. Morgan Investment Management Inc. since 2006; Executive Director; Member of GFICC

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Effective immediately, the following table replaces the corresponding table in the Statement of Additional Information in “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JPMorgan”)”:

Transamerica Core Bond

Portfolio Manager	Registered Investment Companies *		Other Pooled Investment Vehicles *		Other Accounts *
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Richard Figuly	22	$65.10 billion	13	$17.01 billion	16	$6.24 billion
Steven Lear, CFA**	5	$21.16 billion	4	$5.32 billion	12	$2.26 billion
Justin Rucker, CFA	12	$47.27 billion	6	$9.55 billion	25	$9.48 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Richard Figuly	0	$0	0	$0	1	$937 million
Steven Lear, CFA**	0	$0	0	$0	0	$0
Justin Rucker, CFA	0	$0	0	$0	1	$937 million

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	as of November 30, 2020

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Investors Should Retain this Supplement for Future Reference

January 15, 2021